Stock-Based Compensation - Assumptions Used in the Black-Scholes Pricing Model (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Volatility factor	122.60%	106.46%	106.47%	102.40%	102.93%
Risk-free interest rate	2.02%	1.01%	1.03%	1.30%	2.21%
Dividend yield
Expected term (in years)	6 years	6 years	6 years	6 years	5 years 7 months 6 days